Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	June 30, 2020	December 31, 2019
	U.S. Dollars (in thousands)

Due from affiliated companies	55	75